Recent Accounting Pronouncements and Changes to Accounting Policies - Consolidated Statements of Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Exchange differences on translation of foreign operations	$ 233.2	$ (60.6)	[1]
Other comprehensive income (loss), net of tax	228.1	(47.5)	[2]
Total comprehensive income, net of tax	$ 589.6	269.0	[1]
Previously stated
Disclosure of detailed information about financial instruments [line items]
Exchange differences on translation of foreign operations		(64.0)
Other comprehensive income (loss), net of tax		(50.9)
Total comprehensive income, net of tax		280.3
Increase (Decrease)
Disclosure of detailed information about financial instruments [line items]
Exchange differences on translation of foreign operations		3.4
Other comprehensive income (loss), net of tax		3.4
Total comprehensive income, net of tax		$ (11.3)

[1]	Revised for change in accounting policy (see Note 6.c)
[2]	Revised for change in accounting policy (see Note 6.c)